Capital and Funding - Summary of Currency Retranslation Reserve (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Movement in foreign currency translation reserve [abstract]
Currency retranslation reserve beginning balance	[1]	€ (4,694)	€ (3,879)
Currency retranslation of group companies net assets and liabilities during the year		(341)	(821)	[1]
Movement in net investment hedges and exchange differences in net investments in foreign operations		326	77	[1]
Recycled to income statement		(3)	(71)	[1]
Currency retranslation reserve ending balance		€ (4,712)	€ (4,694)	[1]

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.